Goodwill (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of goodwill [text block] [Abstract]
Schedule of goodwill
	As of December 31
	2021	2020
Balance at beginning of the year/period	$6,863	$7,020
Effect of movements in foreign exchange	(60)	(157)
Balance at end of the year/period	$6,803	$6,863

Schedule of allocation of goodwill
	2021	2020
Procaps S.A. de C.V (previously Laboratorios Lopez S.A. de C.V.)	$549	$549
Biokemical S.A. de C.V.	5,242	5,241
Rymco S.A.	1,012	1,073
	$6,803	$6,863